LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Components of Operating Lease Cost, Cash Flow Information, and Average Lease Terms and Discount Rates	Components of operating lease costs are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Fixed	$21,408	$19,960	$18,990
Variable (a), (b)	7,476	7,213	7,520
Short-term (b)	1,287	593	451
Total	$30,171	$27,766	$26,961
(a) Primarily related to common-area maintenance and property taxes.
(b) Not recorded on the balance sheet.

Supplemental cash flow information were as follows:

	For the Year Ended September 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$18,412	$18,892	$16,835
Financing cash flows from finance leases	24	22	17
Total	$18,436	$18,914	$16,852
Average lease terms and discount rates were as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (years)
Operating Leases	4.3	3.2
Finance Leases	1.2	2.2

Weighted-average discount rate
Operating Leases	6.15%	6.15%
Finance Leases	7.29%	7.29%

Schedule of Supplemental Condensed Consolidated Balance Sheet Information
Supplemental Consolidated Balance Sheet information related to leases were as follows:

	As of September 30,
	2025	2024
Operating Leases:
Right of use assets:
Operating right-of-use assets	$53,041	$43,120

Lease Liabilities:
Current portion of operating lease liabilities	$15,473	$18,522
Long-term operating lease liabilities	40,453	27,291
Total operating lease liabilities	$55,926	$45,813

Finance Leases:
Right of use assets:
Property, plant and equipment, net(1)	$181	$466

Lease Liabilities:
Notes payable and current portion of long-term debt	$33	$80
Long-term debt, net	3	38
Total financing lease liabilities	$36	$118
(1) For the years ended September 30, 2025 and 2024, finance lease assets are recorded net of accumulated depreciation of $1,214 and $993, respectively.

Schedule of Aggregate Future Maturities of Lease Payments for Operating Leases
The aggregate future maturities of lease payments for operating leases and finance leases as of September 30, 2025 are as follows (in thousands):

	Operating Leases	Finance Leases
2026	$18,616	$32
2027	17,311	5
2028	13,383	—
2029	10,035	—
2030	7,086	—
Thereafter	6,584	—
Total lease payments	73,015	37
Less: imputed interest	(17,089)	(1)
Present value of lease liabilities	$55,926	$36

Schedule of Aggregate Future Maturities of Lease Payments for Finance Leases
The aggregate future maturities of lease payments for operating leases and finance leases as of September 30, 2025 are as follows (in thousands):

	Operating Leases	Finance Leases
2026	$18,616	$32
2027	17,311	5
2028	13,383	—
2029	10,035	—
2030	7,086	—
Thereafter	6,584	—
Total lease payments	73,015	37
Less: imputed interest	(17,089)	(1)
Present value of lease liabilities	$55,926	$36